ING VARIABLE PORTFOLIOS, INC.

ING Australia Index Portfolio (“Portfolio”)

Supplement dated August 12, 2011

to the Portfolio’s Adviser Class Prospectus and Class I Prospectus

(each a “Prospectus” and collectively “Prospectuses”)

each dated April 29, 2011

On August 3, 2011, the Portfolio’s Board of Directors approved allocating certain licensing fees to ING Australia Index Portfolio pursuant to a licensing agreement with Standard & Poor’s Financial Services LLC. Effective immediately, the Portfolio’s Prospectuses are revised as follows:

1.	The tables and footnotes in the section entitled “Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses” of the summary section of the Portfolio’s Prospectuses are hereby deleted in its entirety and replaced with the following:

Annual Portfolio Operating Expenses

Expenses you pay each year as a % of the value of your investment

ADV
Management Fee	0.60%
Distribution and/or Shareholder Services (12b-1) Fees	0.50%
Administrative Services Fee	0.10%
Other Expenses[1]	0.12%
Total Annual Fund Operating Expenses	1.32%
Waivers and Reimbursements[2]	(0.35)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.97%
1	Other Expenses are based on estimated amounts for the current fiscal year.
2	The adviser is contractually obligated to waive 0.25% of the management fee through May 1, 2014. The administrator is contractually obligated to waive the administrative services fee through May 1, 2014. There is no guarantee that the management fee waiver or the administrative services fee waiver will continue after May 1, 2014. These waivers will only renew if the adviser and/or the administrator elects to renew them and they are not eligible for recoupment.

Annual Portfolio Operating Expenses

Expenses you pay each year as a % of the value of your investment

I
Management Fee	0.60%
Distribution and/or Shareholder Services (12b-1) Fees	None
Administrative Services Fee	0.10%
Other Expenses[1]	0.12%
Total Annual Fund Operating Expenses	0.82%
Waivers and Reimbursements[2]	(0.35)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.47%
1	Other Expenses are based on estimated amounts for the current fiscal year.
2	The adviser is contractually obligated to waive 0.25% of the management fee through May 1, 2014. The administrator is contractually obligated to waive the administrative services fee through May 1, 2014. There is no guarantee that the management fee waiver or the administrative services fee waiver will continue after May 1, 2014. These waivers will only renew if the adviser and/or the administrator elects to renew them and they are not eligible for recoupment.

2.	The tables in the section entitled “Fees and Expenses of the Portfolio – Expense Example” of the summary section of the Portfolio’s Prospectuses are hereby deleted in their entirety and replaced with the following:

		1 Yr	3 Yrs
Class ADV	$	99	345

		1 Yr	3 Yrs
Class I	$	48	188

3.	The following paragraphs are added after the first paragraph of the section entitled Index Descriptions – S&P ASX 200 Index of the Portfolio’s Prospectuses:

The ING Australia Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s (“S&P”) or its third party licensors. Neither S&P nor its third party licensors makes any representation or warranty, express or implied, to the owners of the ING Australia Index Portfolio or any member of the public regarding the advisability of investing in securities generally or in the ING Australia Index Portfolio particularly or the ability of the S&P/ASX 200 index (the “Index”) to track general stock market performance. S&P’s and its third party licensor’s only relationship to ING Investment Management Co. is the licensing of certain trademarks and trade names of S&P and the third party licensors and of the Index which is determined, composed and calculated by S&P or its third party licensors without regard to ING Investment Management Co. or ING Australia Index Portfolio. S&P and its third party licensors have no obligation to take the needs of ING Investment Management Co. or the owners of the ING Australia Index Portfolio into consideration in determining, composing or calculating the Index. Neither S&P nor its third party licensors is responsible for and has not participated in the determination of the prices and amount of the ING Australia Index Portfolio or the timing of the issuance or sale of the ING Australia Index Portfolio or in the determination or calculation of the equation by which the ING Australia Index Portfolio is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the ING Australia Index Portfolio.

NEITHER S&P, ITS AFFILIATES NOR THEIR THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS OR DELAYS THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE MARKS, THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P, ITS AFFILIATES OR THEIR THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE

POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE.

Standard & Poor’s® and S&P® are trademarks of Standard & Poor’s Financial Services LLC, and have been licensed for use by ING Investment Management Co. “ASX” is a trademark of ASX Operations Pty Ltd and has been licensed for use by S&P.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING VARIABLE PORTFOLIOS, INC.

ING Australia Index Portfolio

(“Portfolio”)

Supplement dated August 12, 2011

To the Portfolio’s Adviser Class and Class I shares’

Statement of Additional Information (“SAI”) dated April 29, 2011

Effective immediately, the following paragraphs are inserted to page 5 of the Portfolio’s SAI.

The ING Australia Index Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor’s (“S&P”) or its third party licensors. Neither S&P nor its third party licensors makes any representation or warranty, express or implied, to the owners of the ING Australia Index Portfolio or any member of the public regarding the advisability of investing in securities generally or in the ING Australia Index Portfolio particularly or the ability of the S&P/ASX 200 index (the “Index”) to track general stock market performance. S&P’s and its third party licensor’s only relationship to ING Investment Management Co. is the licensing of certain trademarks and trade names of S&P and the third party licensors and of the Index which is determined, composed and calculated by S&P or its third party licensors without regard to ING Investment Management Co. or ING Australia Index Portfolio. S&P and its third party licensors have no obligation to take the needs of ING Investment Management Co. or the owners of the ING Australia Index Portfolio into consideration in determining, composing or calculating the Index. Neither S&P nor its third party licensors is responsible for and has not participated in the determination of the prices and amount of the ING Australia Index Portfolio or the timing of the issuance or sale of the ING Australia Index Portfolio or in the determination or calculation of the equation by which the ING Australia Index Portfolio is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the ING Australia Index Portfolio.

NEITHER S&P, ITS AFFILIATES NOR THEIR THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS OR DELAYS THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE MARKS, THE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P, ITS AFFILIATES OR THEIR THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE.

Standard & Poor’s® and S&P® are trademarks of Standard & Poor’s Financial Services LLC, and have been licensed for use by ING Investment Management Co. “ASX” is a trademark of ASX Operations Pty Ltd and has been licensed for use by S&P.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE